Collateralized transactions - Assets Owned, Pledged as Collateral (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2016	Mar. 31, 2015
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets (without right to sell or repledge)		¥ 3,704,824	¥ 2,931,505
Deposits with stock exchanges and other segregated cash		2,000
Non-trading debt securities		24,057	¥ 47,959
Investments in and advances to affiliated companies		32,907	32,034
Equities and convertible securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets (without right to sell or repledge)		104,642	95,331
Government and government agency securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets (without right to sell or repledge)		731,430	1,122,308
Bank and corporate debt securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets (without right to sell or repledge)		68,029	139,062
Commercial mortgage-backed securities ("CMBS") [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets (without right to sell or repledge)		6,031	32,894
Residential mortgage-backed securities ("RMBS") [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets (without right to sell or repledge)		2,684,186	1,391,414
Collateralized debt obligations ("CDOs") and other [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets (without right to sell or repledge)	[1]	32,348	104,877
Investment trust funds and other [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets (without right to sell or repledge)		¥ 78,158	¥ 45,619

[1]	Includes CLOs and ABS such as those secured on credit card loans, auto loans and student loans.